CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
CAPITAL LEASE OBLIGATIONS
12.	CAPITAL LEASE OBLIGATIONS

On March 13, 2013, Melco Resorts Leisure entered into a lease agreement with Belle Corporation (“Belle”, one of the Philippine Parties as defined in Note 20(a)), as amended from time to time (the “MRP Lease Agreement”), for lease of certain of the building structures for City of Dreams Manila and this lease is expected to expire on July 11, 2033.

In addition to the MRP Lease Agreement, the Group has entered into other lease agreements with third parties for the lease of certain property and equipment.

The Group made assessments at inception of the leases and capitalized the portion related to property and equipment under capital leases at the lower of the fair value or the present value of the future minimum lease payments.

Future minimum lease payments under capital lease obligations for the Group as of December 31, 2018 are as follows:

Year ending December 31,
2019	$37,242
2020	40,996
2021	45,191
2022	46,248
2023	47,411
Over 2023	466,632

Total minimum lease payments	683,720
Less: amounts representing interest	(395,687)

Present value of minimum lease payments	288,033
Current portion	(34,659)

Non-current portion	$253,374